Annual Fund Operating Expenses	Nov. 10, 2025
Defiance Daily Target 2X Short AMD ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.02%	[1],[2]
Expenses (as a percentage of Assets)	1.31%	[1],[3]
Defiance Daily Target 2X Short APP ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[4]
Distribution and Service (12b-1) Fees	0.00%	[4]
Other Expenses (as a percentage of Assets):	0.02%	[4],[5]
Expenses (as a percentage of Assets)	1.31%	[4],[6]
Defiance Daily Target 2X Short ASTS ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[7]
Distribution and Service (12b-1) Fees	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.02%	[7],[8]
Expenses (as a percentage of Assets)	1.31%	[7],[9]
Defiance Daily Target 2X Short AVGO ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[10]
Distribution and Service (12b-1) Fees	0.00%	[10]
Other Expenses (as a percentage of Assets):	0.02%	[10],[11]
Expenses (as a percentage of Assets)	1.31%	[10],[12]
Defiance Daily Target 2X Short BBAI ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[13]
Distribution and Service (12b-1) Fees	0.00%	[13]
Other Expenses (as a percentage of Assets):	0.02%	[13],[14]
Expenses (as a percentage of Assets)	1.31%	[13],[15]
Defiance Daily Target 2X Short BMNR ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[16]
Distribution and Service (12b-1) Fees	0.00%	[16]
Other Expenses (as a percentage of Assets):	0.02%	[16],[17]
Expenses (as a percentage of Assets)	1.31%	[16],[18]
Defiance Daily Target 2X Short CRCL ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.02%	[19],[20]
Expenses (as a percentage of Assets)	1.31%	[19],[21]
Defiance Daily Target 2X Short HIMS ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[22]
Distribution and Service (12b-1) Fees	0.00%	[22]
Other Expenses (as a percentage of Assets):	0.02%	[22],[23]
Expenses (as a percentage of Assets)	1.31%	[22],[24]
Defiance Daily Target 2X Short HOOD ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[25]
Distribution and Service (12b-1) Fees	0.00%	[25]
Other Expenses (as a percentage of Assets):	0.02%	[25],[26]
Expenses (as a percentage of Assets)	1.31%	[25],[27]
Defiance Daily Target 2X Short INTC ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[28]
Distribution and Service (12b-1) Fees	0.00%	[28]
Other Expenses (as a percentage of Assets):	0.02%	[28],[29]
Expenses (as a percentage of Assets)	1.31%	[28],[30]
Defiance Daily Target 2X Short MRVL ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[31]
Distribution and Service (12b-1) Fees	0.00%	[31]
Other Expenses (as a percentage of Assets):	0.02%	[31],[32]
Expenses (as a percentage of Assets)	1.31%	[31],[33]
Defiance Daily Target 2X Short MU ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[34]
Distribution and Service (12b-1) Fees	0.00%	[34]
Other Expenses (as a percentage of Assets):	0.02%	[34],[35]
Expenses (as a percentage of Assets)	1.31%	[34],[36]
Defiance Daily Target 2X Short NVO ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[37]
Distribution and Service (12b-1) Fees	0.00%	[37]
Other Expenses (as a percentage of Assets):	0.02%	[37],[38]
Expenses (as a percentage of Assets)	1.31%	[37],[39]
Defiance Daily Target 2X Short OKLO ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[40]
Distribution and Service (12b-1) Fees	0.00%	[40]
Other Expenses (as a percentage of Assets):	0.02%	[40],[41]
Expenses (as a percentage of Assets)	1.31%	[40],[42]
Defiance Daily Target 2X Short OSCR ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[43]
Distribution and Service (12b-1) Fees	0.00%	[43]
Other Expenses (as a percentage of Assets):	0.02%	[43],[44]
Expenses (as a percentage of Assets)	1.31%	[43],[45]
Defiance Daily Target 2X Short SBET ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[46]
Distribution and Service (12b-1) Fees	0.00%	[46]
Other Expenses (as a percentage of Assets):	0.02%	[46],[47]
Expenses (as a percentage of Assets)	1.31%	[46],[48]
Defiance Daily Target 2X Short TSM ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[49]
Distribution and Service (12b-1) Fees	0.00%	[49]
Other Expenses (as a percentage of Assets):	0.02%	[49],[50]
Expenses (as a percentage of Assets)	1.31%	[49],[51]
Defiance Daily Target 2X Short UNH ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[52]
Distribution and Service (12b-1) Fees	0.00%	[52]
Other Expenses (as a percentage of Assets):	0.02%	[52],[53]
Expenses (as a percentage of Assets)	1.31%	[52],[54]

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[2]	Based on estimated amounts for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[4]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[5]	Based on estimated amounts for the current fiscal year.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[7]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[8]	Based on estimated amounts for the current fiscal year.
[9]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[10]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[11]	Based on estimated amounts for the current fiscal year.
[12]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[13]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[14]	Based on estimated amounts for the current fiscal year.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[16]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[17]	Based on estimated amounts for the current fiscal year.
[18]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[19]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[20]	Based on estimated amounts for the current fiscal year.
[21]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[22]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[23]	Based on estimated amounts for the current fiscal year.
[24]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[25]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[26]	Based on estimated amounts for the current fiscal year.
[27]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[28]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[29]	Based on estimated amounts for the current fiscal year.
[30]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[31]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[32]	Based on estimated amounts for the current fiscal year.
[33]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[34]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[35]	Based on estimated amounts for the current fiscal year.
[36]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[37]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[38]	Based on estimated amounts for the current fiscal year.
[39]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[40]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[41]	Based on estimated amounts for the current fiscal year.
[42]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[43]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[44]	Based on estimated amounts for the current fiscal year.
[45]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[46]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[47]	Based on estimated amounts for the current fiscal year.
[48]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[49]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[50]	Based on estimated amounts for the current fiscal year.
[51]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[52]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses
[53]	Based on estimated amounts for the current fiscal year.
[54]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.